Income Taxes - Summary of Total Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) allocated to net income	$ 103.9	$ (22.0)	$ (132.1)
Income tax expense allocated to other comprehensive income	37.5	3.3	20.6
Total income tax expense (benefit)	$ 141.4	$ (18.7)	$ (111.5)